UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 X  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

April 1, 2016 to June 30, 2016

Date of Report (Date of earliest event reported):  October 14, 2016

Commission File Number of securitizer:  025-02725

Central Index Key Number of securitizer:  0001670525

Donal Hummer, ThunderRoad Receivables LLC (1), (775) 332-1953

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

(1) ThunderRoad Receivables LLC, as securitizer, is filing this Form ABS-15G in respect of the issuance of asset-backed securities by the following affiliated issuer: ThunderRoad Motorcycle Trust 2016-1.

__ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  _________________
Central Index Key Number of underwriter (if applicable):  ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

THUNDERROAD RECEIVABLES LLC (Securitizer)

By:	/s/ Donal Hummer
Name: Donal Hummer
Title: President and CEO

Date: October 14, 2016